Acquisitions & Divestitures	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Acquisitions & Divestitures	ACQUISITIONS & DIVESTITURES
Acquisitions
Purchase price consideration for all acquisitions was paid primarily in cash. All acquisitions, except otherwise stated, were for 100 percent of the acquired business and are reported in the Consolidated Statement of Cash Flows, net of acquired cash and cash equivalents.
2023
In 2023, the company completed nine acquisitions at an aggregate cost of $5,197 million. Each acquisition is expected to enhance the company’s portfolio of products and services capabilities and further advance IBM’s hybrid cloud and AI strategy.

Acquisition	Segment	Description of Acquired Business
First Quarter

StepZen, Inc.	Software	Developer of GraphQL to help build application programming interfaces (APIs)

Asset Strategy Library (ASL) Portfolio of Uptake Technologies	Software	Library of industrial asset management data

NS1	Software	Leading provider of network automation SaaS solutions

Second Quarter

Ahana Cloud, Inc.	Software	Expert in open-source-based solutions for data analytics

Polar Security	Software	Innovator in technology that helps companies discover, continuously monitor and secure cloud and SaaS application data

Agyla SAS	Consulting	Leading provider of cloud platform engineering services in France specializing in Cloud, DevOps and Security

Third Quarter

Apptio, Inc.	Software	Leading provider of financial and operational IT management and optimization software which enables enterprise leaders to deliver enhanced business value across technology investments

Fourth Quarter

Manta Software, Inc.	Software	World-class data lineage platform to complement capabilities within watsonx.ai, watsonx.data and watsonx.governance

Equine Global	Consulting	ERP specialist and cloud consulting services provider

At December 31, 2023, the remaining cash to be remitted by the company related to 2023 acquisitions was not material.
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2023.

($ in millions)
	Amortization Life (in Years)	Apptio, Inc.	Other Acquisitions
Current assets		$146	$80
Property, plant and equipment/noncurrent assets		4	12
Intangible assets
Goodwill	N/A	3,541	401
Client relationships	6—10	770	44
Completed technology	5—7	530	108
Trademarks	1—5	35	2
Total assets acquired		$5,027	$647
Current liabilities		249	41
Noncurrent liabilities		166	20
Total liabilities assumed		$415	$62
Total purchase price		$4,612	$585
N/A–Not applicable
The valuation of the assets acquired and liabilities assumed is subject to revision. If additional information becomes available, the company may further revise the purchase price allocation as soon as practical, but no later than one year from the acquisition date; however, material changes are not expected.
The goodwill generated is primarily attributable to the assembled workforce of the acquired businesses and the increased synergies expected to be achieved from the integration of the acquired businesses into the company’s various integrated solutions and services neither of which qualifies as an amortizable intangible asset.
Apptio, Inc.–Goodwill of $3,170 million and $371 million was assigned to the Software and Consulting segments, respectively. It is expected that one percent of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 8.7 years.
Other Acquisitions–Goodwill of $358 million, $31 million and $12 million was assigned to the Software, Consulting and Infrastructure segments, respectively. It is expected that none of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.6 years.
The identified intangible assets will be amortized on a straight-line basis over their useful lives, which approximates the pattern that the assets’ economic benefits are expected to be consumed over time.
Transactions Announced–Each of the announced acquisitions is subject to customary closing conditions, including regulatory clearance.
On December 18, 2023, the company entered into a definitive agreement with Software AG to acquire StreamSets and webMethods, Software AG's Super iPaaS (integration platform-as-a-service) enterprise technology platforms, for approximately €2.13 billion in cash. StreamSets will add data ingestion capabilities to watsonx, and webMethods will provide clients and partners additional integration and API management tools for their hybrid multi-cloud environments. The acquisition is expected to close in mid-year 2024 and upon closing, StreamSets and webMethods will be integrated into the Software segment.
In connection with the planned acquisition, on December 18, 2023 the company entered into foreign exchange call option contracts for a premium of $49 million to purchase a total of €2.13 billion on June 18, 2024 at a strike price of 1.095. Refer to note T, “Derivative Financial Instruments,” for additional information.
In January 2024, the company entered into a definitive agreement to acquire application modernization capabilities from Advanced, which brings a combination of talent, tools and knowledge to enhance the company's Consulting mainframe application and data modernization services. The acquisition is expected to close in the second quarter of 2024 and will be integrated into the Consulting segment upon closing.
2022
In 2022, the company completed eight acquisitions at an aggregate cost of $2,651 million. Each acquisition is expected to enhance the company’s portfolio of products and services capabilities and further advance IBM’s hybrid cloud and AI strategy.

Acquisition	Segment	Description of Acquired Business
First Quarter

Envizi	Software	Data and analytics software provider for environmental performance management

Sentaca	Consulting	Telco consulting services and solutions provider specializing in automation, cloud migration, and future networks for telecommunications providers

Neudesic	Consulting	Application development and cloud computing services company

Second Quarter

Randori	Software	Leading attack surface management (ASM) and cybersecurity provider

Databand.ai	Software	Proactive data observability platform that isolates data errors and issues to alert relevant stakeholders

Third Quarter

Omnio	Software	Developer of software connectors used in the collection of raw data for various Industrial Internet of Things (IoT) applications

Fourth Quarter

Dialexa	Consulting	Digital product engineering services firm

Octo	Consulting	IT modernization and digital transformation services provider exclusively serving the U.S. federal government
At December 31, 2022, the remaining cash to be remitted by the company related to certain 2022 acquisitions was $238 million, of which $103 million was paid in 2023 and the remaining amount is expected to be paid in 2024.
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2023. Net purchase price adjustments recorded in 2023 were not material.

($ in millions)
	Amortization Life (in Years)	Octo	Other Acquisitions
Current assets		$119	$87
Property, plant and equipment/noncurrent assets		8	8
Intangible assets
Goodwill	N/A	829	1,055
Client relationships	7—10	365	204
Completed technology	4—7	30	90
Trademarks	2—3	15	10
Total assets acquired		$1,366	$1,454
Current liabilities		53	52
Noncurrent liabilities		50	15
Total liabilities assumed		$103	$67
Total purchase price		$1,264	$1,387
N/A–Not applicable
The goodwill generated is primarily attributable to the assembled workforce of the acquired businesses and the increased synergies expected to be achieved from the integration of the acquired businesses into the company’s various integrated solutions and services neither of which qualifies as an amortizable intangible asset.
Octo–The overall weighted-average useful life of the identified amortizable intangible assets acquired was 9.3 years. Goodwill of $709 million and $120 million was assigned to the Consulting and Software segments, respectively. It is expected that 24 percent of the goodwill will be deductible for tax purposes.
Other acquisitions–The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.7 years. Goodwill of $625 million and $431 million was assigned to the Consulting and Software segments, respectively. It is expected that 52 percent of the goodwill will be deductible for tax purposes.
The identified intangible assets will be amortized on a straight-line basis over their useful lives, which approximates the pattern that the assets’ economic benefits are expected to be consumed over time.
2021
In 2021, the company completed fifteen acquisitions at an aggregate cost of $3,341 million.

Acquisition	Segment	Description of Acquired Business
First Quarter

Nordcloud	Consulting	Consulting company providing services in cloud implementation, application transformation and managed services

Taos Mountain, LLC (Taos)	Consulting	Leading cloud professional and managed services provider

StackRox	Software	Innovator in container and Kubernetes-native security
Second Quarter

Turbonomic, Inc. (Turbonomic)	Software	Application Resource Management and Network Performance Management software provider

ECX Copy Data Management business from Catalogic Software, Inc.	Software	Smart data protection solution

Waeg	Consulting	Leading Salesforce consulting partner

myInvenio	Software	Process mining software company
Third Quarter

VEVRE Software business from Volta, Inc.	Software	Cloud-native virtual routing engine

BoxBoat Technologies	Consulting	Premier DevOps consultancy and enterprise Kubernetes certified service provider

Bluetab Solutions Group	Consulting	Data solutions service provider
Fourth Quarter

SXiQ Digital Pty Ltd	Consulting	Digital transformation services company specializing in cloud applications, cloud platforms and cloud cybersecurity

McD Tech Labs from McDonald’s	Software	Asset purchase to accelerate the development and deployment of McDonald’s Automated Order Taking (AOT) technology

ReaQta	Software	Provider of endpoint security solutions designed to leverage AI to automatically identify and manage threats

Adobe Workfront practice from Rego Consulting Corporation	Consulting	Work management software consulting for enterprise clients

Phlyt	Software	Cloud-native development consultancy
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2022. Net purchase price adjustments recorded in 2022 primarily related to deferred tax assets and liabilities.

($ in millions)
	Amortization Life (in Years)	Turbonomic	Other Acquisitions
Current assets		$115	$112
Property, plant and equipment/noncurrent assets		11	18
Intangible assets
Goodwill	N/A	1,390	1,073
Client relationships	4—10	309	196
Completed technology	4—7	117	206
Trademarks	1—6	15	31
Total assets acquired		$1,957	$1,636
Current liabilities		73	68
Noncurrent liabilities		55	56
Total liabilities assumed		$128	$124
Total purchase price		$1,829	$1,512
N/A–Not applicable
The goodwill generated is primarily attributable to the assembled workforce of the acquired businesses and the increased synergies expected to be achieved from the integration of the acquired businesses into the company’s various integrated solutions and services neither of which qualifies as an amortizable intangible asset.
Turbonomic–The overall weighted-average useful life of the identified amortizable intangible assets acquired was 9.0 years. Goodwill of $1,325 million and $65 million was assigned to the Software and Consulting segments, respectively. It is expected that none of the goodwill will be deductible for tax purposes.
Other acquisitions–The overall weighted-average useful life of the identified amortizable intangible assets acquired was 6.6 years. Goodwill of $633 million and $440 million was assigned to the Consulting and Software segments, respectively. It is expected that nine percent of the goodwill will be deductible for tax purposes.
The identified intangible assets will be amortized on a straight-line basis over their useful lives, which approximates the pattern that the assets’ economic benefits are expected to be consumed over time.
Divestitures
Transactions Closed in 2024–In August 2023, IBM and Zephyr Buyer, L.P., a wholly-owned subsidiary of Francisco Partners (collectively, Francisco), entered into a definitive agreement under which Francisco would acquire The Weather Company assets from IBM for $1,100 million inclusive of $250 million of contingent consideration, of which $200 million is contingent on Francisco’s attainment of certain investment return metrics. The assets, reported within the company’s Software segment, include The Weather Company's digital consumer-facing offerings, The Weather Channel mobile and cloud-based digital properties including Weather.com, Weather Underground and Storm Radar, as well as its enterprise offerings for broadcast, media, aviation, advertising technology and data solutions for other emerging industries.
At December 31, 2023, the business continued to meet the criteria for held-for-sale classification. Held-for-sale assets of approximately $545 million, which consist primarily of goodwill, prepaid and other current assets, intangible assets-net and plant, property and equipment-net of approximately $464 million, $50 million, $21 million and $10 million, respectively, and held-for-sale liabilities of $19 million consisting primarily of deferred income, were included in the company’s Consolidated Balance Sheet at December 31, 2023.
The transaction closed on January 31, 2024. Upon closing, the company received cash proceeds of $750 million and provided seller financing to Francisco in the form of a $100 million loan with a term of 7 years. The company recognized a pre-tax gain on sale of approximately $240 million at closing. As discussed in note D, "Segments," in the first quarter of 2024, The Weather Company assets previously reported in the Software segment moved to the Other—divested businesses category.
2023
The company completed two divestitures in the second quarter of 2023. The financial terms related to each of these transactions did not have a material impact to IBM's Consolidated Financial Statements.
2022
Healthcare Software Assets–In January 2022, IBM and Francisco Partners (Francisco) signed a definitive agreement in which Francisco would acquire IBM’s healthcare data and analytics assets reported within Other—divested businesses for $1,065 million. The assets included Health Insights, MarketScan, Clinical Development, Social Program Management, Micromedex, and imaging software offerings. In addition, IBM is providing Francisco with transition services including IT and other services. The closing completed for the U.S. and Canada on June 30, 2022 and the company received a cash payment of $1,065 million. Subsequent closings were completed in most other countries in the second half of 2022, with the remaining country closings completed in 2023. The total pre-tax gain recognized on this transaction as of December 31, 2023 was $303 million and was recorded in other (income) and expense in the Consolidated Income Statement.
Other Divestitures–In the first quarter of 2022, the Infrastructure segment completed one divestiture. The financial terms related to this transaction did not have a material impact to IBM's Consolidated Financial Statements.
2021
Separation of Kyndryl–On November 3, 2021, the company completed the separation of its managed infrastructure services unit into a new public company, Kyndryl. The company retained 19.9 percent of the shares of Kyndryl common stock immediately following the separation. During 2022, the company fully disposed of its retained interest in Kyndryl common stock pursuant to exchange agreements with a third-party financial institution, which were completed within twelve months of separation. The historical results of Kyndryl have been presented as discontinued operations and, as such, have been excluded from continuing operations and segment results for all periods presented.
IBM provided transition services to Kyndryl predominantly consisting of information technology services for a period of two years after the separation. All transition services concluded in the fourth quarter of 2023. The impact of these transition services on the company’s Consolidated Financial Statements for the years ended December 31, 2023, 2022 and 2021 was not material.
At separation, IBM and Kyndryl entered into various commercial agreements pursuant to which Kyndryl will purchase hardware, software and services from IBM and under which IBM will receive hosting and information infrastructure services from Kyndryl. As part of the separation, IBM also committed to provide upgraded hardware at no cost to Kyndryl over a two-year period after the separation. The agreement concluded in the fourth quarter of 2023.
The following table presents the major categories of income/(loss) from discontinued operations, net of tax.

($ in millions)
For the year ended December 31:	2023	2022	2021 (1)
Revenue	$—	$7	$14,994
Cost of sales	—	24	11,270
Selling, general and administrative expense (2)	22	86	1,900
RD&E and Other (income) and expense	(1)	(84)	80
Income/(loss) from discontinued operations before income taxes	$(20)	$(20)	$1,744
Provision for/(benefit from) income taxes (3)	(9)	124	714
Income/(loss) from discontinued operations, net of tax	$(12)	$(143)	$1,030
(1) Excludes intercompany transactions between IBM and Kyndryl and general corporate overhead costs transferred to Kyndryl.
(2) Prior periods recast to conform to 2023 presentation.
(3) 2021 includes tax charges related to the Kyndryl separation.
Loss from discontinued operations before income taxes for the year ended December 31, 2023 reflects the net impact of changes in separation-related estimates and the settlement of assets and liabilities in accordance with the separation and distribution agreement. Loss from discontinued operations, net of tax, for the year ended December 31, 2022 reflects the same drivers above and also reflects a gain on sale of a joint venture historically managed by Kyndryl, which was sold to Kyndryl in the first quarter of 2022 upon receiving regulatory approval.
Separation costs of $5 million and $1,042 million were incurred during the years ended December 31, 2022 and 2021, respectively, and are included in income/(loss) from discontinued operations, net of tax, in the Consolidated Income Statement. There were no separation charges incurred for the year ended December 31, 2023.
The following table presents selected financial information related to cash flows from discontinued operations.

($ in millions)
For the year ended December 31:	2023	2022	2021
Net cash provided by/(used in) operating activities	$—	$—	$1,612
Net cash provided by/(used in) investing activities	—	48	(380)
Other Divestitures–In 2021, the company completed two divestitures reported in the Software segment and one divestiture reported in Other–divested businesses. In the third quarter of 2021, IBM completed the sale of the company’s remaining OEM commercial financing capabilities reported within the Financing segment. The financial terms related to each of these transactions did not have a material impact to IBM's Consolidated Financial Statements.